INVESTMENTS SECURITIES - HELD TO MATURITY - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Schedules Of Cost Method Investments [Line Items]
Interest on investment securities	$ 105,878	$ 3,942,719
Interest receivable	0	4,425,363
Notes Receivable [Member]
Schedules Of Cost Method Investments [Line Items]
Interest receivable	$ 0	$ 4,168,233
Maximum
Schedules Of Cost Method Investments [Line Items]
Interest rate for investments	5.50%
Minimum
Schedules Of Cost Method Investments [Line Items]
Interest rate for investments	5.00%